Note Loans (Composition of loans held-in-portfolio-covered loans) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered under loss-sharing agreements with the FDIC	$ 646,115	$ 2,542,662
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered under loss-sharing agreements with the FDIC	0	1,511,472
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered under loss-sharing agreements with the FDIC	0	103,309
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered under loss-sharing agreements with the FDIC	0	70,336
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered under loss-sharing agreements with the FDIC	627,102	822,986
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered under loss-sharing agreements with the FDIC	$ 19,013	$ 34,559